Expense Example - VIPSectorFunds-ServiceClass2 - VIPSectorFunds-ServiceClass2 - VIP Technology Portfolio - VIP Technology Portfolio - Service Class 2	Aug. 11, 2023 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084